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                                THE GALAXY FUND

                          GALAXY LARGE CAP VALUE FUND
                          GALAXY LARGE CAP GROWTH FUND
                    GALAXY PENNSYLVANIA MUNICIPAL BOND FUND

                                  TRUST SHARES

                       SUPPLEMENT DATED OCTOBER 23, 2001
         TO PROSPECTUS DATED AUGUST 1, 2001 AS REVISED AUGUST 27, 2001

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUCTION WITH SUCH PROSPECTUS.

GALAXY LARGE CAP VALUE FUND

    On page 2 of the prospectus, revise the first sentence of the first paragraph under the section entitled "The Fund's main investment strategies" to read in its entirety as follows:

    The Fund invests in stocks which are undervalued by the market.

PROSUPPILT 10/01
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                                THE GALAXY FUND

                          GALAXY LARGE CAP VALUE FUND
                          GALAXY LARGE CAP GROWTH FUND

                      RETAIL A SHARES AND RETAIL B SHARES

                       SUPPLEMENT DATED OCTOBER 23, 2001
         TO PROSPECTUS DATED AUGUST 1, 2001 AS REVISED AUGUST 27, 2001

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUCTION WITH SUCH PROSPECTUS.

GALAXY LARGE CAP VALUE FUND

    On page 2 of the prospectus, revise the first sentence of the first paragraph under the section entitled "The Fund's main investment strategies" to read in its entirety as follows:

    The Fund invests in stocks which are undervalued by the market.

PROSUPPILR 10/01